UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks†— 118.9%

Information Technology — 20.6%
Accenture PLC (Ireland) - Class A	21,997	$1,619,859
Apple, Inc.	1,197	570,670
Cisco Systems, Inc.	74,930	1,754,861
Computer Sciences Corp.	22,497	1,163,995
Dell, Inc.	4,456	61,359
FactSet Research Systems, Inc.	4,121	449,601
Hewlett-Packard Co.	1,903	39,925
Ingram Micro, Inc. - Class A*	30,732	708,373
International Business Machines Corp.	13,913	2,576,409
Jabil Circuit, Inc.	695	15,068
LinkedIn Corp. - Class A*	671	165,106
Micron Technology, Inc.*	55,708	973,219
Microsoft Corp.	51,703	1,722,227
Oracle Corp.	7,399	245,425
Seagate Technology PLC (Ireland)	16,558	724,247
Symantec Corp.	7,241	179,215
Western Digital Corp.	3,392	215,053
		13,184,612

Financials — 16.7%
Allstate Corp. (The)	40,094	2,026,752
Bank of America Corp.	73,769	1,018,012
CBRE Group, Inc. - Class A*	41,808	967,019
Corrections Corp. of America REIT	2,109	72,866
Franklin Resources, Inc.	34,056	1,721,531
Jones Lang LaSalle, Inc.	11,243	981,514
NYSE Euronext	247	10,369
Popular, Inc. (Puerto Rico)*	32,439	850,875
T Rowe Price Group, Inc.	12,552	902,865
US Bancorp	58,719	2,147,941
		10,699,744

Consumer Discretionary — 16.2%
Amazon.com, Inc.*	1,964	614,025
Brinker International, Inc.	23,608	956,832
Ford Motor Co.	59,186	998,468
Genuine Parts Co.	1,388	112,275
Home Depot, Inc. (The)	17,087	1,296,049
Lear Corp.	24,225	1,733,783
Macy's, Inc.	21,880	946,748
Murphy USA, Inc.*	1,787	72,177
Omnicom Group, Inc.	10,828	686,928
Regal Entertainment Group - Class A	6,073	115,266
Staples, Inc.	31,656	463,760
Starz - Class A*	37,637	1,058,729
Target Corp.	12,532	801,797
Thor Industries, Inc.	2,889	167,678
TRW Automotive Holdings Corp.*	5,558	396,341
		10,420,856

Energy — 15.6%
Chevron Corp.	22,463	2,729,254
ConocoPhillips	32,351	2,248,718
Exxon Mobil Corp.	17,317	1,489,955
Marathon Petroleum Corp.	13,906	894,434
Murphy Oil Corp.	10,191	614,721
Phillips 66	15,902	919,454
Tesoro Corp.	10,840	476,743
Valero Energy Corp.	18,007	614,939
		9,988,218

Consumer Staples — 13.6%
Altria Group, Inc.	9,693	332,955
Avon Products, Inc.	15,547	320,268
Bunge Ltd. (Bermuda)	20,086	1,524,728
Coca-Cola Enterprises, Inc.	15,282	614,489
CVS Caremark Corp.	11,876	673,963
Herbalife Ltd. (Cayman Islands)	4,770	332,803
Kroger Co. (The)	23,643	953,759
Philip Morris International, Inc.	2,852	246,955
Tyson Foods, Inc. - Class A	48,638	1,375,483
Wal-Mart Stores, Inc.	32,012	2,367,608
		8,743,011

Health Care — 12.0%
AbbVie, Inc.	37,539	1,679,119
Agilent Technologies, Inc.	9,094	466,067
AmerisourceBergen Corp.	21,056	1,286,522
Amgen, Inc.	4,050	453,357
Cardinal Health, Inc.	15,326	799,251
Celgene Corp.*	1,181	181,791
Covance, Inc.*	1,979	171,104
Eli Lilly & Co.	23,579	1,186,731
Gilead Sciences, Inc.*	1,883	118,328
Life Technologies Corp.*	323	24,170
McKesson Corp.	2,293	294,192
Mylan, Inc.*	16,877	644,195
Myriad Genetics, Inc.*	17,553	412,496
		7,717,323

Industrials — 10.5%
3M Co.	13,418	1,602,243
Boeing Co. (The)	8,048	945,640
CNH Industrial N.V.*	6,986	87,326
Emerson Electric Co.	18,939	1,225,353
Fluor Corp.	13,015	923,544
Northrop Grumman Corp.	1,023	97,451
Pitney Bowes, Inc.	55,040	1,001,178
Robert Half International, Inc.	15,245	595,012
Terex Corp.*	1,559	52,382
United Parcel Service, Inc. - Class B	2,309	210,973
		6,741,102

Telecommunication Services — 6.5%
AT&T, Inc.	53,191	1,798,920
Verizon Communications, Inc.	51,421	2,399,304
		4,198,224

Materials — 5.0%
Freeport-McMoRan Copper & Gold, Inc.	46,187	1,527,866
Lyondellbasell Industries N.V. - Class A	22,757	1,666,495
		3,194,361

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks† — 118.9% (Continued)

Utilities — 2.2%
Edison International	30,974	$1,426,662
Total Common Stocks		$76,314,113

Investment Fund — 2.4%
Touchstone Institutional Money Market Fund^	1,535,300	1,535,300

Total Long Positions
(Cost $71,392,994)		$77,849,413

Securities Sold Short— (20.3%)

Common Stocks— (20.3%)

Telecommunication Services — (5.4%)
Crown Castle International Corp.*	(15,058)	(1,099,686)
SBA Communications Corp. - Class A*	(16,483)	(1,326,222)
Telephone & Data Systems, Inc.	(35,720)	(1,055,527)
		(3,481,435)

Energy — (4.7%)
Cheniere Energy, Inc.*	(30,981)	(1,057,691)
Golar LNG Ltd.	(809)	(30,475)
Gulfport Energy Corp.*	(4,307)	(277,112)
Laredo Petroleum Holdings, Inc.*	(1,364)	(40,483)
Newfield Exploration Co.*	(8,369)	(229,060)
Peabody Energy Corp.	(46,580)	(803,505)
Spectra Energy Corp.	(3,320)	(113,644)
Teekay Corp.	(10,400)	(444,600)
Williams Cos., Inc. (The)	(228)	(8,290)
		(3,004,860)

Information Technology — (3.6%)
Advanced Micro Devices, Inc.*	(167,237)	(635,501)
IPG Photonics Corp.	(2,157)	(121,461)
Nuance Communications, Inc.*	(26,050)	(487,005)
Rackspace Hosting, Inc.*	(2,142)	(113,012)
Riverbed Technology, Inc.*	(4,300)	(62,737)
VeriFone Systems, Inc.*	(30,803)	(704,157)
Workday, Inc. - Class A*	(2,473)	(200,140)
		(2,324,013)

Consumer Discretionary — (1.9%)
Charter Communications, Inc. - Class A*	(1,474)	(198,636)
DSW, Inc. - Class A	(4,314)	(368,070)
Liberty Media Corp. - Class A*	(3,056)	(449,690)
News Corp. - Class A*	(6,870)	(110,332)
Toll Brothers, Inc.*	(2,311)	(74,946)
		(1,201,674)

Materials — (1.4%)
Cliffs Natural Resources, Inc.	(26,637)	(546,058)
Newmont Mining Corp.	(5,754)	(161,687)
Royal Gold, Inc.	(976)	(47,492)
United States Steel Corp.	(441)	(9,080)
WR Grace & Co.*	(1,668)	(145,783)
		(910,100)

Consumer Staples — (1.1%)
Fresh Market, Inc. (The)*	(1,415)	(66,944)
Hillshire Brands Co.	(19,931)	(612,679)
		(679,623)

Industrials — (0.9%)
Navistar International Corp.*	(15,675)	(571,824)

Financials — (0.7%)
Corporate Office Properties Trust, REIT	(7,590)	(175,329)
Interactive Brokers Group, Inc. - Class A	(444)	(8,334)
Kilroy Realty Corp., REIT	(2,158)	(107,792)
Prologis, Inc., REIT	(887)	(33,369)
TFS Financial Corp.*	(13,373)	(160,075)
		(484,899)

Health Care — (0.6%)
Ariad Pharmaceuticals, Inc.*	(21,380)	(393,392)
Total Common Stocks		$(13,051,820)

Total Securities Sold Short
(Proceeds $(12,121,291))		$(13,051,820)

	Number
	of
	Contracts

Written Options Contracts— (1.0%)

Call Options— (0.9%)
Dow Jones Industrial Average
October 2013
Strike Price $153	(55)	(6,105)
S&P 500 Index
October 2013
Strike Price $1,670	(205)	(552,475)
S&P 500 Index
October 2013
Strike Price $1,790	(155)	(3,875)
Total Call Options		(562,455)

Put Options— (0.1%)
S&P 500 Index
October 2013
Strike Price $1,725	(15)	(76,500)

Total Written Options Contracts
(Proceeds $(1,325,887))		$(638,955)

Total Investment Securities —100.0%
(Cost $57,945,816)		$64,158,638

Other Assets in Excess of Liabilities — 0.0%		12,207

Net Assets — 100.0%		$64,170,845

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of September 30, 2013 was $76,314,111.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	76,314,113	$—	$—	$76,314,113
Investment Fund	1,535,300		—	1,535,300
		—
				$77,849,413

Liabilities:
Securities Sold Short
Common Stocks	(13,051,820)	$—	$—	$(13,051,820)
Other Financial Instruments Liabilities:
Written Options Equity Contracts	(638,955)	—	—	(638,955)

				$(13,690,775)

Transactions in written options for the period ended September 30, 2013

	Number of
	Contracts	Premium

Beginning of Period, December 31, 2012	930	$1,799,847
Call Options Written	18,760	15,581,497
Put Options Written	208	511,586
Call Options Closed	(9,548)	(13,048,861)
Put Options Closed	(100)	(213,521)
Call Options Expired	(1,597)	(152,152)
Put Options Expired	(123)	(333,753)
Call Options Exercised	(8,100)	(2,818,756)

September 30, 2013	430	$1,325,887

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Balanced Allocation Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

Government/Corporate—24.7%
Touchstone Core Bond Fund	342,964	$3,539,388
Touchstone Total Return Bond Fund	1,345,998	13,567,656
Touchstone Ultra Short Duration Fixed Income Fund	1,248,462	11,797,961
		28,905,005

International Equity — 14.0%
Touchstone International Small Cap Fund	249,428	3,526,917
Touchstone International Value Fund	1,544,971	12,885,059
		16,411,976

Value — 11.9%
Touchstone Focused Fund	151,199	4,650,889
Touchstone Value Fund	1,114,819	9,331,034
		13,981,923

Growth — 9.0%
Touchstone Growth Opportunities Fund	76,735	2,350,384
Touchstone Sands Capital Institutional Growth Fund	373,016	8,228,732
		10,579,116

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	921,635	8,202,552

International Debt — 5.1%
Touchstone International Fixed Income Fund	563,956	5,904,620

Balanced — 5.1%
Touchstone Flexible Income Fund	572,268	5,900,087

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund*	374,637	4,664,236

Emerging Market-Equity — 3.9%
Touchstone Emerging Markets Equity Fund	394,071	4,551,518

Various Assets — 3.0%
Touchstone Merger Arbitrage Fund	318,004	3,539,388

Taxable-Money Market — 3.0%
Touchstone Institutional Money Market Fund	3,539,388	3,539,388

Sector Fund Real-Estate — 2.5%
Touchstone Global Real Estate Fund	239,601	2,937,510

Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	60,163	1,177,390
Touchstone Small Company Value Fund	60,286	1,181,003
		2,358,393

Corporate/Preferred-High Yield — 2.0%
Touchstone High Yield Fund	261,465	2,353,188

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	112,098	2,352,944

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	222,603	1,182,022
Total Affiliated Mutual Funds		$117,363,866

Total Investment Securities —100.2%
(Cost $108,778,789)		$117,363,866

Liabilities in Excess of Other Assets — (0.2%)		(183,373)

Net Assets — 100.0%		$117,180,493

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$117,363,866	$—	$—	$117,363,866

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Conservative Allocation Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.0%

Government/Corporate—45.1%
Touchstone Core Bond Fund	326,089	$3,365,234
Touchstone Total Return Bond Fund	1,335,410	13,460,933
Touchstone Ultra Short Duration Fixed Income Fund	1,425,003	13,466,282
		30,292,449

International Debt — 8.0%
Touchstone International Fixed Income Fund	512,493	5,365,798

Balanced — 7.0%
Touchstone Flexible Income Fund	458,528	4,727,419

International Equity — 5.9%
Touchstone International Small Cap Fund	47,103	666,037
Touchstone International Value Fund	399,333	3,330,434
		3,996,471

Equity Income — 5.5%
Touchstone Premium Yield Equity Fund, Class Y	413,088	3,676,487

Taxable-Money Market — 5.0%
Touchstone Institutional Money Market Fund	3,365,233	3,365,234

Various Assets — 5.0%
Touchstone Merger Arbitrage Fund	302,357	3,365,234

Growth — 5.0%
Touchstone Growth Opportunities Fund	21,878	670,121
Touchstone Sands Capital Institutional
Growth Fund	121,598	2,682,459
		3,352,580

Value — 5.0%
Touchstone Value Fund	399,484	3,343,679

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund*	161,132	2,006,092

Corporate/Preferred-High Yield — 2.0%
Touchstone High Yield Fund	149,870	1,348,832

Sector Fund Real-Estate — 1.5%
Touchstone Global Real Estate Fund	82,376	1,009,929

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	34,306	671,374

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	56,758	655,553
Total Affiliated Mutual Funds		$67,177,131

Total Investment Securities —100.0%
(Cost $64,595,787)		$67,177,131

Liabilities in Excess of Other Assets — 0.0%		(23,240)

Net Assets — 100.0%		$67,153,891

* Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$67,177,131	$—	$—	$67,177,131

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Growth Allocation Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.1%

International Equity — 23.1%
Touchstone International Small Cap Fund	348,137	$4,922,657
Touchstone International Value Fund	1,352,344	11,278,547
		16,201,204

Value — 16.1%
Touchstone Focused Fund	183,279	5,637,675
Touchstone Value Fund	674,176	5,642,849
		11,280,524

Growth — 13.0%
Touchstone Growth Opportunities Fund	114,741	3,514,521
Touchstone Sands Capital Institutional Growth Fund	254,057	5,604,500
		9,119,021

Emerging Market-Equity — 9.8%
Touchstone Emerging Markets Equity Fund	592,725	6,845,977

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	554,776	4,937,505

Value Small-Cap — 6.5%
Touchstone Small Cap Core Fund	143,912	2,816,356
Touchstone Small Company Value Fund	90,293	1,768,847
		4,585,203

Government/Corporate—6.0%
Touchstone Ultra Short Duration Fixed Income Fund	443,582	4,191,851

Sector Fund Real-Estate — 4.6%
Touchstone Global Real Estate Fund	259,979	3,187,337

Growth Small-Cap — 4.0%
Touchstone Small Cap Growth Fund	531,099	2,820,138

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund*	224,046	2,789,375

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	87,154	1,411,896

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	67,174	1,409,975

Various Assets — 2.0%
Touchstone Merger Arbitrage Fund	125,633	1,398,297
Total Affiliated Mutual Funds		$70,178,303

Total Investment Securities —100.1%
(Cost $62,236,983)		$70,178,303

Liabilities in Excess of Other Assets — (0.1%)		(67,277)

Net Assets — 100.0%		$70,111,026

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$70,178,303	$—	$—	$70,178,303

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

International Equity — 17.1%
Touchstone International Small Cap Fund	414,153	$5,856,118
Touchstone International Value Fund	2,273,932	18,964,597
		24,820,715

Government/Corporate—15.6%
Touchstone Total Return Bond Fund	1,494,050	15,060,023
Touchstone Ultra Short Duration Fixed Income Fund	811,381	7,667,553
		22,727,576

Value — 14.0%
Touchstone Focused Fund	282,821	8,699,560
Touchstone Value Fund	1,390,038	11,634,620
		20,334,180

Growth — 12.1%
Touchstone Growth Opportunities Fund	190,593	5,837,869
Touchstone Sands Capital Institutional Growth Fund	530,575	11,704,482
		17,542,351

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	1,145,223	10,192,489

Emerging Market-Equity — 6.9%
Touchstone Emerging Markets Equity Fund	863,633	9,974,960

Value Small-Cap — 5.0%
Touchstone Small Cap Core Fund	224,073	4,385,106
Touchstone Small Company Value Fund	150,280	2,943,991
		7,329,097

Balanced — 4.0%
Touchstone Flexible Income Fund	569,681	5,873,414

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund*	467,494	5,820,304

Growth Small-Cap — 3.0%
Touchstone Small Cap Growth Fund	830,062	4,407,629

Sector Fund Real-Estate — 3.0%
Touchstone Global Real Estate Fund	358,955	4,400,789

International Debt — 2.0%
Touchstone International Fixed Income Fund	280,997	2,942,041

Various Assets — 2.0%
Touchstone Merger Arbitrage Fund	263,242	2,929,880

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	139,018	2,917,989

Corporate/Preferred-High Yield — 1.5%
Touchstone High Yield Fund	244,311	2,198,796

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	90,329	1,463,336
Total Affiliated Mutual Funds		$145,875,546

Total Investment Securities —100.2%
(Cost $131,607,658)		$145,875,546

Liabilities in Excess of Other Assets — (0.2%)		(254,441)

Net Assets — 100.0%		$145,621,105

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$145,875,546	$—	$—	$145,875,546

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

September 30, 2013 (Unaudited)

Security valuation and fair value measurements—All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently, 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security

8

Notes to Portfolios of Investments (Unaudited) (Continued)

on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•    If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•    If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•    If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•    If the validity of market quotations is not reliable.

The Allocation Funds invest in securities of affiliated mutual funds (the “Underlying Funds”). The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds, and closed-end funds.Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2013, the Dynamic Equity Fund held securities sold short with a fair value of $13,051,820 and had securities with a fair value of $76,314,111 held as collateral for both securities sold short and options written. Additionally, as of September 30, 2013, the Dynamic Equity Fund had cash collateral in the amount of $17,749 for both securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes

9

Notes to Portfolios of Investments (Unaudited) (Continued)

in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of September 30, 2013, the Dynamic Equity Fund held written options with a fair value of $638,955 and had securities with a fair value of $76,314,111 held as collateral for both securities sold short and options written. Additionally, as of September 30, 2013 the Dynamic Equity Fund also had cash collateral in the amount of $17,749 for both securities sold short and options written.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$71,392,994	$7,429,925	$(973,506)	$6,456,419
Balanced Allocation Fund	108,778,789	9,356,776	(771,699)	8,585,077
Conservative Allocation Fund	64,595,787	3,120,705	(539,361)	2,581,344
Growth Allocation Fund	62,236,983	8,366,985	(425,665)	7,941,320
Moderate Growth Allocation Fund	131,607,658	15,471,813	(1,203,925)	14,267,888

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/26/13

* Print the name and title of each signing officer under his or her signature.